United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08795

HELIOS HIGH YIELD FUND

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET

NEW YORK, NY 10281

(Address of principal executive officers) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: 06/31

Date of reporting period: July 1, 2010 – June 30, 2011

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-85795
Reporting Period: 07/01/2010 - 06/30/2011
Helios High Yield Fund

================== HELIOS HIGH YIELD FUND (USB IS CUSTODIAN) ===================

DEX ONE CORPORATION

Ticker:       DEXO           Security ID:  25212W100
Meeting Date: MAY 03, 2011   Meeting Type: Annual
Record Date:  MAR 10, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Jonathan B. Bulkeley     For       For          Management
2     Elect Director Eugene I. Davis          For       For          Management
3     Elect Director Richard L. Kuersteiner   For       For          Management
4     Elect Director W. Kirk Liddell          For       For          Management
5     Elect Director Mark A. McEachen         For       For          Management
6     Elect Director Alfred T. Mockett        For       For          Management
7     Elect Director Alan F. Schultz          For       For          Management
8     Advisory Vote to Ratify Named Executive For       Against      Management
      Officers' Compensation
9     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
10    Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

GENERAL MOTORS CO.

Ticker:       GM             Security ID:  370442BT1
Meeting Date: FEB 11, 2011   Meeting Type: Written Consent
Record Date:  DEC 07, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan, As Further          For       For          Management
      Described In The Consent Solicitation
      Package

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HELIOS HIGH YIELD FUND, INC.

By:	/s/ Seth Gelman
Seth Gelman, Chief Compliance Officer

Date: August 31, 2011